                                 MAINSTAY FUNDS

                            MainStay ICAP Equity Fund
                        MainStay ICAP Select Equity Fund
                        MainStay ICAP International Fund

                  Supplement dated July 9, 2007 ("Supplement")
               to the Prospectus dated May 1, 2007 ("Prospectus")

         This Supplement updates certain information contained in the above-dated Prospectus for ICAP Funds, Inc. (the "Funds"). You may obtain a copy of the Funds' Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1. Robert H. Lyon, Chief Executive Officer and Chief Investment Officer of Institutional Capital LLC ("ICAP"), died on July 3, 2007. Mr. Lyon co-managed the Funds with other members of ICAP's senior investment committee, Jerrold K. Senser and Thomas R. Wenzel. Messrs. Senser and Wenzel will continue to handle the day-to-day management of the Funds. In addition, the biographies of Messrs. Senser and Wenzel on page 52 of the Prospectus are revised as follows:

JERROLD K. SENSER, CFA Mr. Senser serves as Chief Executive Officer and Chief Investment Officer of ICAP. As CEO and CIO, Mr. Senser heads the investment committee and is the lead portfolio manager for all of ICAP's investment strategies. Mr. Senser has been with the firm since 1986. Mr. Senser graduated with a BA in economics from the University of Michigan, and an MBA from the University of Chicago. He is a CFA charterholder. Prior to joining ICAP, Mr. Senser spent seven years at Stein Roe & Farnham as an associate involved in economic and fixed-income analysis. He began his career at Data Resources, Inc., an economic consulting firm.

THOMAS R. WENZEL, CFA Mr. Wenzel, Executive Vice President and Director of Research, is a senior member of the investment committee. Mr. Wenzel serves as a lead portfolio manager for all of ICAP's investment strategies. As a 15-year veteran of the firm, Mr. Wenzel also leads the firm's investment research with particular emphasis on the financial sector. At the University of Wisconsin-Madison, he participated in the applied security analysis and investment management program and earned a BA in economics and an MBA. He is a CFA charterholder. Before joining ICAP in 1993, he served as a senior equity analyst at Brinson Partners for six years.

2. Under the section entitled "Class I Considerations," on page 29 of the Prospectus, replace the "Existing Class I Shareholder" information with the following:

         "EXISTING CLASS I SHAREHOLDER - (i) who owned shares of the no-load class of any ICAP Fund as of August 31, 2006, which class was renamed MainStay Class I; (ii) who owned shares of the no-load class of any Fund in the Eclipse family of funds as of December 31, 2003, which class was renamed MainStay Class I on January 1, 2004; or (iii) who becomes a Class I Shareholder by exchanging shares of any McMorgan Fund on or after July 2, 2007."

3. Under the section entitled "Compensation to Dealers" on pages 34-35 of the Prospectus, delete the fourth bullet point. Also, replace the sixth bullet point in its entirety with the following:

         "In addition to payments described above, the Distributor or an affiliate, from its own resources, may pay other significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of any class of Fund shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.30% on new sales and/or up to 0.40% annually on assets held."

4. The following supplements the information under the section entitled "Exchanging Shares Among MainStay Funds" on page 44 of the Prospectus:

         "While shareholders generally may not exchange shares between classes, effective July 2, 2007, shareholders of McMorgan Class and Class Z shares of any series of the McMorgan Funds may exchange their shares for Class I shares of any other MainStay Fund."

5.       WIRE REDEMPTIONS

         Effective June 28, 2007, MainStay Investments no longer charges a fee for wire redemptions of Class I Shares.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.


                                                                   MSIC16A-07/07

                                 MAINSTAY FUNDS

                            MAINSTAY ICAP EQUITY FUND
                        MAINSTAY ICAP SELECT EQUITY FUND
                        MAINSTAY ICAP INTERNATIONAL FUND

                  Supplement dated July 9, 2007 ("Supplement") to the Statement of Additional Information ("SAI") dated May 1, 2007

         This Supplement updates certain information contained in the above-dated SAI of ICAP Funds, Inc. (the "Funds" or the "Company"). You may obtain a copy of the Funds' Prospectus and SAI free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


1. At a Special Meeting of Shareholders of the Company held May 4, 2007, Directors were elected to serve the Company effective June 7, 2007.

The following information replaces certain portions of the "Directors and Officers" section on pages 19 through 24 of the SAI:

                             DIRECTORS AND OFFICERS

    The Directors oversee the Funds, the Manager and the Subadvisor. Information pertaining to the Directors and Officers is set forth below. The business address of each Director and Officer listed below is 51 Madison Avenue, New York, New York 10010.


                               BOARD OF DIRECTORS*


                       TERM OF OFFICE***,                                       NUMBER OF FUNDS
                       POSITION(S) WITH                 PRINCIPAL                  IN FUND
      NAME AND           THE FUNDS AND                OCCUPATION(S)             COMPLEX OVERSEEN         OTHER DIRECTORSHIPS
    DATE OF BIRTH      LENGTH OF SERVICE            DURING PAST 5 YEARS         BY BOARD MEMBER          HELD BY BOARD MEMBER
    -------------      -----------------            -------------------         ---------------          --------------------
BRIAN A. MURDOCK**    Indefinite;              Member of the Board of                  73             Trustee, The MainStay Funds
3/14/56               Director since           Managers and President                                 since 2006 (19 funds);
                      August 2006 and          (since 2004) and Chief                                 Director, MainStay VP Series
                      Chief Executive          Executive Officer (since                               Fund, Inc., since 2006 (25
                      Officer since 2006       2006), New York Life                                   portfolios); Director,
                                               Investment Management LLC                              Eclipse Funds Inc. since June
                                               and New York Life Investment                           2007 (23 funds); Trustee,
                                               Management Holdings LLC;                               Eclipse Funds since June 2007
                                               Senior Vice President, New                             (3 funds).
                                               York Life Insurance Company
                                               (since 2004); Chairman of
                                               the Board and President,
                                               NYLIFE Distributors LLC

                                          and NYLCAP Manager LLC
                                          (since 2004) and Institutional
                                          Capital  LLC (since 2006);
                                          Chief Executive  Officer, Eclipse
                                          Funds and Eclipse Funds Inc.
                                          (since 2006); Chairman (2006-2007)
                                          and Trustee and Chief Executive
                                          Officer (since 2006), The MainStay
                                          Funds; Chairman (2006-2007) and
                                          Director and Chief Executive
                                          Officer (since 2006), MainStay VP
                                          Series Fund, Inc.; Chief Investment
                                          Officer, MLIM Europe and Asia (2001
                                          to 2003); President of Merrill Japan
                                          and Chairman of MLIM's Pacific Region
                                          (1999 to 2001).

SUSAN B. KERLEY       Indefinite;         Partner, Strategic                      73           Chairman and Trustee, The
8/12/51               Chairman and        Management Advisors LLC                              MainStay Funds, since June
                      Director since      (since 1990).                                        2007 (19 funds); Chairman and
                      2006                                                                     Director, MainStay VP Series
                                                                                               Fund, Inc., since June 2007
                                                                                               (25 portfolios); Chairman,
                                                                                               since 2005, and Director,
                                                                                               Eclipse Funds Inc., since
                                                                                               1990 (23 funds); Chairman,
                                                                                               since 2005, and Trustee,
                                                                                               Eclipse Funds since 2000 (3
                                                                                               funds); Trustee, Legg Mason
                                                                                               Partners Funds, Inc., since
                                                                                               1991 (30 portfolios).

ALAN R. LATSHAW       Indefinite;         Retired; Partner, Ernst &               73
3/27/51               Director and Audit  Young LLP (2002 to 2003);                            Trustee, The MainStay Funds
                      Committee           Partner, Arthur Andersen LLP                         since 2006 (19 funds);
                      Financial Expert    (1976 to 2002); Consultant                           Director, MainStay VP Series
                      since June 2007     to the MainStay Funds Audit                          Fund, Inc., since June 2007
                                          and Compliance Committee                             (25 portfolios); Director,
                                          (2004 to 2006).                                      Eclipse Funds Inc. since June
                                                                                               2007 (23 funds); Trustee,
                                                                                               Eclipse Funds since June 2007
                                                                                               (3 funds); Trustee, State Farm
                                                                                               Associates Funds Trusts, since
                                                                                               2005 (3 portfolios); Trustee,
                                                                                               State Farm Mutual Fund Trust
                                                                                               since 2005, (15 portfolios);
                                                                                               Trustee, State Farm Variable
                                                                                               Product Trust since 2005
                                                                                               (9 portfolios); Trustee, Utopia
                                                                                               Funds since 2005 (4 portfolios).

PETER MEENAN          Indefinite;         Retired.                                73
12/5/41               Director since                                                           Trustee, The MainStay Funds
                      2006                                                                     since June 2007 (19 funds);
                                                                                               Director, MainStay VP Series
                                                                                               Fund, Inc., since June 2007
                                                                                               (25 portfolios); Director,
                                                                                               Eclipse Funds Inc. since 2002
                                                                                               (23 funds); Trustee, Eclipse
                                                                                               Funds since 2002 (3 funds).

RICHARD H. NOLAN,     Indefinite;         Managing Director, ICC                   73          Trustee, The MainStay Funds,
JR. 11/16/46          Director since      Capital Management;                                  since June 2007 (19 funds);
                      June 2007           President -                                          Director, MainStay VP Series
                                          Shields/Alliance, Alliance                           Fund, Inc., since 2006 (25
                                          Capital Management (1994 to                          portfolios); Director,
                                          2004).                                               Eclipse Funds Inc., since
                                                                                               June 2007 (23 funds); Trustee,
                                                                                               Eclipse Funds since June
                                                                                               2007 (3 funds).

RICHARD S.            Indefinite;         Chairman (since 1990) and                73          Trustee, The MainStay Funds
TRUTANIC              Director since      Chief Executive Office (1990                         since 1994 (19 funds);
2/13/52               June 2007           to 1999), Somerset Group                             Director, MainStay VP Series
                                          (financial advisory firm);                           Fund, Inc., since June 2007
                                          Managing Director and                                (25 portfolios); Director,
                                          Advisor, The Carlyle Group                           Eclipse Funds Inc., since
                                          (private investment firm)                            June 2007 (23 funds);
                                          (2002 to 2004); Senior                               Trustee, Eclipse Funds since
                                          Managing Director and                                June 2007 (3 funds).
                                          Partner, Groupe Arnault S.A.
                                          (private investment firm)
                                          (1999 to 2002).

ROMAN L. WEIL         Indefinite;         V. Duane Rath Professor of               73          Trustee, The MainStay Funds
5/22/40               Director and Audit  Accounting, Graduate School                          since June 2007 (19 funds);
                      Committee           of Business, University of                           Director, MainStay VP Series
                      Financial expert    Chicago; President, Roman L.                         Fund, Inc., since 1994 (25
                      since June 2007     Weil Associates, Inc.                                portfolios); Director,
                                          (consulting firm).                                   Eclipse Funds Inc., since
                                                                                               June 2007 (23 funds);
                                                                                               Trustee, Eclipse Funds since
                                                                                               June 2007 (3 funds).

JOHN A. WEISSER       Indefinite;         Retired. Managing Director               73          The MainStay Funds, since
10/22/41              Director since      of Salomon Brothers, Inc.                            June 2007 (19 funds);
                      June 2007           (1971 to 1995).                                      Director, MainStay VP Series
                                                                                               Fund, Inc., since 1997 (25
                                                                                               portfolios); Director,
                                                                                               Eclipse Funds Inc., since
                                                                                               June 2007 (23 funds);
                                                                                               Trustee, Eclipse Funds since
                                                                                               June 2007 (3 funds); Trustee,
                                                                                               Direxion Funds, (57 funds)
                                                                                               and Direxion Insurance Trust
                                                                                               (45 funds) since March 2007.

*        Lawrence Glacken resigned from the Board effective June 7, 2007. Mr.
         Glacken was a member of the Audit Committee, Valuation Committee and Nominating Committee prior to his resignation. Robert P. Mulhearn resigned from the Board effective June 7, 2007. Mr. Mulhearn was a member of the Audit Committee, Valuation Committee and Nominating Committee prior to his resignation.

** Mr. Murdock is considered to be an "interested person" of the Company within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, MainStay VP Series Fund, Inc., and NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail above.

*** Each Director serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Director shall tender his or her resignation upon reaching age 72. A Director reaching the age of 72 may continue for additional one year periods with the approval of the Board's Nominating and Governance Committee, except that no Board Member shall serve on the Board past his or her 75th birthday.



                                    OFFICERS*


                                      TERM OF OFFICE**,
                                     POSITION(S) HELD WITH                               PRINCIPAL
               NAME AND               FUNDS AND LENGTH OF                              OCCUPATION(S)
             DATE OF BIRTH                 SERVICE                                  DURING PAST 5 YEARS
             -------------                 -------                                  -------------------
ROBERT A. ANSELMI                       Chief Legal Officer since    Senior Managing Director, General Counsel and
10/19/46                                2006                         Secretary, New York Life Investment Management
                                                                     LLC (including predecessor advisory organizations)
                                                                     (since 2000); Secretary (since 2001) and General
                                                                     Counsel (since 2005), New York Life Investment
                                                                     Management Holdings LLC; Senior Vice President,
                                                                     New York Life Insurance Company (since 2000);
                                                                     Vice President and Secretary, McMorgan &
                                                                     Company LLC (since 2002); Secretary, NYLIM
                                                                     Service Company LLC, NYLCAP Manager LLC,
                                                                     Madison Capital Funding LLC and Institutional
                                                                     Capital LLC (since 2006); Chief Legal Officer, The
                                                                     MainStay Funds, MainStay VP Series Fund, Inc.,
                                                                     Eclipse Funds, Eclipse Funds Inc., (since 2004), and
                                                                     McMorgan Funds (since 2005); Managing Director
                                                                     and Senior Counsel, Lehman Brothers Inc. (1998 to
                                                                     1999); General Counsel and Managing Director, JP
                                                                     Morgan Investment Management Inc. (1986 to 1998).

JACK BENINTENDE                         Treasurer and                Managing Director, New York Life Investment
5/12/64                                 Principal Financial and      Management LLC (since June 2007); Treasurer and
                                        Accounting Officer since     Principal Financial and Accounting Officer, The
                                        June 2007                    MainStay Funds, MainStay VP Series Fund, Inc.,
                                                                     Eclipse Funds and Eclipse Funds Inc. (since June
                                                                     2007); Vice President, Prudential Investments (2000
                                                                     to 2007); Assistant Treasurer, Jennison Dryden
                                                                     Family of Funds, Target Portfolio Trust, The
                                                                     Prudential Series Fund and American Skandia Trust
                                                                     (2006 to 2007); Treasurer and Principal Financial
                                                                     Officer, The Greater China Fund (2007).


STEPHEN P. FISHER                       President since March 2007   Senior Managing Director and Chief Marketing
2/22/59                                                              Officer, New York Life Investment Management LLC
                                                                     (since 2005); Managing Director - Retail Marketing,
                                                                     New York Life Investment Management LLC (2003 to
                                                                     2005); President, The MainStay Funds, MainStay VP
                                                                     Series Fund, Inc., Eclipse Funds and Eclipse
                                                                     Funds Inc. (since March 2007); Managing Director,
                                                                     UBS Global Asset Management (1999 to 2003).

SCOTT T. HARRINGTON                     Vice President --            Director, New York Life Investment Management LLC
2/8/59                                  Administration since 2006    (including predecessor advisory organizations)
                                                                     (since 2000); Executive Vice President, New York
                                                                     Life Trust Company and New York Life Trust Company,
                                                                     FSB (since 2006); Vice President--Administration,
                                                                     The MainStay Funds, MainStay VP Series Fund, Inc.,
                                                                     Eclipse Funds and Eclipse Funds Inc. (since 2005).

ALISON H. MICUCCI                       Senior Vice President and    Senior Managing Director and Chief Compliance
12/16/65                                Chief Compliance Officer     Officer (since 2006) and Managing Director and Chief
                                        since 2006                   Compliance Officer (2003 to 2006), New York Life
                                                                     Investment Management LLC and New York Life
                                                                     Investment Management Holdings LLC; Senior Managing
                                                                     Director, Compliance (since 2006) and Managing
                                                                     Director, Compliance (2003 to 2006), NYLIFE
                                                                     Distributors LLC; Chief Compliance Officer, NYLCAP
                                                                     Manager LLC; Senior Vice President and Chief
                                                                     Compliance Officer, The MainStay Funds, MainStay VP
                                                                     Series Fund, Inc., Eclipse Funds and Eclipse Funds
                                                                     Inc. (since 2006);  Vice President--Compliance, The
                                                                     MainStay Funds, MainStay VP Series Fund, Inc.,
                                                                     Eclipse Funds and Eclipse Funds Inc. (2004 to 2006);
                                                                     Deputy Chief Compliance Officer, New York Life
                                                                     Investment Management LLC (2002 to 2003); Vice
                                                                     President and Compliance Officer, Goldman Sachs
                                                                     Asset Management (1999 to 2002).

MARGUERITE E.H. MORRISON                Secretary since 2006         Managing Director and Associate General Counsel, New
3/26/56                                                              York Life Investment Management LLC (since 2004);
                                                                     Managing Director and Secretary, NYLIFE Distributors LLC
                                                                     (since 2004); Secretary, The MainStay Funds, MainStay VP
                                                                     Series Fund, Inc., Eclipse Funds and Eclipse Funds Inc.
                                                                     (since 2004); Chief Legal Officer -- Mutual Funds and
                                                                     Vice President and Corporate Counsel, The Prudential
                                                                     Insurance Company of America (2000 to 2004).

* The officers listed are considered to be "interested persons" of the Company within the meaning of the 1940 Act because of their affiliation with the Company, New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc., McMorgan Funds, NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail in the column captioned "Principal Occupation(s) During Past 5 Years."

**       Officers are elected annually to serve a one-year term.

COMMITTEES OF THE FUNDS

         The Board of Directors oversees the Funds, the Manager, and the Subadvisor. Effective June 7, 2007, the committees of the Board include the Audit Committee, the Contracts Committee, the Nominating and Governance Committee, and the Investment Committee. The Board of Directors has also established a Valuation Committee and a Valuation Subcommittee, each of which may include members who are not Directors.

         AUDIT COMMITTEE. The purposes of the Audit Committee, which meets at least twice annually, are to oversee the Funds' processes for accounting, auditing, financial reporting, and related internal controls and compliance with applicable laws and regulations. The members of the Audit Committee include Alan
R. Latshaw (Chairman), Susan B. Kerley, and Roman L. Weil. There were four Audit Committee meetings held during the fiscal year ended December 31, 2006.

         CONTRACTS COMMITTEE. The purpose of the Contracts Committee, which meets on an as needed basis, is to assist the Board in overseeing contracts to which the Funds are or are proposed to be parties to ensure that the interests of the Funds and their shareholders are served by the terms of these contracts. The Committee oversees the process of evaluating new contracts, reviewing existing contracts on a periodic basis and may, at its discretion or at the request of the Board of Directors, make recommendations to the Board with respect to any contracts affecting the Funds. The members of the Contracts Committee include Peter Meenan (Chairman), Richard H. Nolan, Jr., Richard S. Trutanic and John A. Weisser, Jr. The Contracts Committee was first organized in June 2007; therefore, there were no Contracts Committee meetings held during the fiscal year ended December 31, 2006.

         INVESTMENT COMMITTEE. The purposes of the Investment Committee, which meets on an as needed basis, are to assist the Board in overseeing the portfolio management, performance and brokerage practices relating to the Funds and to consider any proposals that the Manager may make from time to time concerning the Funds offered for investment. The members of the Investment Committee are Richard H. Nolan, Jr. (Chairman), Alan R. Latshaw, Susan B. Kerley, Peter Meenan, Richard S. Trutanic, Roman L. Weil and John A. Weisser, Jr. The Investment Committee was first organized in June 2007; therefore, there were no Investment Committee meetings held during the fiscal year ended December 31, 2006.

         NOMINATING AND GOVERNANCE COMMITTEE. The purposes of the Nominating and Governance Committee, which meets on an as needed basis, are to: (1) make recommendations to the Board with respect to the effectiveness of the Board in carrying out its responsibilities in governing the Funds and overseeing the management of the Funds; (2) make recommendations to the Board regarding (a) its size, structure and composition; (b) qualifications for Board membership; and
(c) compensation for Board Members; (3) identify and recommend qualified individuals for Board membership and for the chairmanship of the Board; (4) make recommendations to the Board with respect to the Board's committee structure, committee membership and chairmanship; and (5) oversee the self-assessment of the Board, its committees and its members. The members of the Nominating and Governance Committee are John A. Weisser, Jr. (Chairman), Alan R. Latshaw, Susan
B. Kerley, Peter Meenan, Richard H. Nolan, Jr., Richard S. Trutanic and Roman L. Weil. There were no Nominating and Governance Committee meetings held during the fiscal year ended December 31, 2006, although there was one meeting during that period of the Nominating Committee, the predecessor committee to the Nominating and Governance Committee.

         VALUATION COMMITTEE. The purposes of the Valuation Committee are to oversee the implementation of the Funds' valuation procedures and to make fair value determinations on behalf of the Board as specified in such valuation procedures. The members of the Valuation Committee include: Jae Yoon (Chairman), Alan R. Latshaw, Susan B. Kerley, Peter Meenan, Richard H. Nolan, Jr., Richard
S. Trutanic, Roman L. Weil, John A. Weisser, Jr., Jack Benintende, Marguerite E.
H. Morrison, and Alison Miccuci. The Committee meets as often as necessary to ensure that each action taken by the Valuation Subcommittee is reviewed within a calendar quarter of such action. There were two Valuation Committee meetings held during the fiscal year ended December 31, 2006.

         VALUATION SUBCOMMITTEE. The purpose of the Valuation Subcommittee, which meets on an as needed basis, is to establish prices of securities for which market quotations are not readily available or the prices of which are not often readily determinable pursuant to the Funds' valuation procedures. Meetings may be held in person or by telephone conference call. The Subcommittee may also take action via electronic mail in lieu of a meeting pursuant to the guidelines set forth in the valuation procedures. The members of the Valuation Subcommittee include: Alison

Miccuci, Marguerite E. H. Morrison, Jae Yoon, Christopher Feind, Jack Benintende, Gary Wendlandt and William Cheng. There were no Subcommittee meetings held during the fiscal year ended December 31, 2006.

As of December 31, 2006, the dollar range of equity securities owned beneficially by each Director of the Company and in any registered investment companies overseen by the Director within the same family of investment companies as the Company was as follows:

INTERESTED DIRECTORS OF THE COMPANY

                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                       EQUITY SECURITIES IN
                                                                                    ALL REGISTERED INVESTMENT
                                                                                      COMPANIES OVERSEEN BY
                                       DOLLAR RANGE OF                                DIRECTOR IN FAMILY OF
       DIRECTOR               EQUITY SECURITIES IN THE COMPANY                        INVESTMENT COMPANIES
       --------               --------------------------------                         --------------------
Brian A. Murdock         ICAP Select Equity Fund - $50,001 - $100,000                     Over $100,000


NON-INTERESTED DIRECTORS OF THE COMPANY

                                                                                   AGGREGATE DOLLAR RANGE OF
                                                                                      EQUITY SECURITIES IN
                                                                                  ALL REGISTERED INVESTMENT
                                                                                     COMPANIES OVERSEEN BY
                                        DOLLAR RANGE OF                         INDEPENDENT DIRECTOR IN FAMILY OF
       DIRECTOR                EQUITY SECURITIES IN THE COMPANY                        INVESTMENT COMPANIES
       --------                --------------------------------                        --------------------

Lawrence Glacken*                            None                                         Over $100,000
Susan B. Kerley             ICAP International Fund - $1 - $10,000                        Over $100,000
Alan R. Latshaw                              None                                       $10,001 - $50,000
Peter Meenan              ICAP Select Equity Fund - $10,001 - $50,000                   $50,001 - $100,000
                          ICAP International Fund - $10,001 - $50,000
Robert P. Mulhearn*                          None                                         Over $100,000
Richard H. Nolan, Jr.                        None                                              None
Richard S. Trutanic                          None                                          $1 - $10,000
Roman L. Weil                                None                                          $1 - $10,000
John A. Weisser                              None                                         Over $100,000

*Messrs. Glacken and Mulhearn resigned from the Board effective June 7, 2007.

         As of December 31, 2006, each Director who is not an "interested person" as that term is defined in the 1940 Act of the Company, and his or her immediate family members, did not beneficially or of record own securities in
(1) an investment adviser or principal underwriter of the Company or (2) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with and investment adviser or principal underwriter of the Company.

COMPENSATION

         The following Compensation Table reflects the compensation received by certain Directors and/or officers, for the fiscal period ended December 31, 2006, from the Company. Effective June 7, 2007, the Independent Directors receive from the Fund Complex (defined below) an annual retainer of $100,000, a fee of $15,000 for each Board meeting attended, and are reimbursed for all out-of-pocket expenses related to attendance at such meetings. The Chairman of the Board is also paid an annual fee of $30,000 and the Chairmen of the Audit, Investment, Contracts and Nominating and Governance Committees receive an annual fee of $15,000. To compensate the Independent

Directors for additional service to the Company and other funds in the Fund Complex overseen by each Director in connection with the consolidation of the membership of the Board of Directors of the Company, The MainStay Funds, MainStay VP Series Fund, Inc., Eclipse Funds and Eclipse Funds Inc. (collectively, the "Fund Complex"), the Directors will receive a fee of $30,000 to be paid prior to the fiscal year ending December 31, 2007. The Company will pay its pro rata share of the above-referenced fees based on the relative net assets of the Company and other funds in the Fund Complex for which the Directors serve as Directors or Trustees as of the end of the fiscal year. Prior to June 7, 2007, the Directors were compensated under a different compensation structure. Directors who are affiliated with NYLIM do not receive compensation from the Funds.


    COMPENSATION TABLE FOR THE NON-INTERESTED DIRECTORS OF THE COMPANY

                                                                                                        TOTAL
                                                                                                     COMPENSATION
                                                            PENSION OR                                   FROM
                                                            RETIREMENT            ESTIMATED          COMPANY AND
                                                             BENEFITS              ANNUAL            FUND COMPLEX
                                     AGGREGATE              ACCRUED AS             BENEFITS            PAID TO
                                   COMPENSATION               PART OF               UPON              INDEPENDENT
         DIRECTOR                FROM THE COMPANY          FUND EXPENSES          RETIREMENT           DIRECTOR
         --------                ----------------             -------             ----------        --------------

Lawrence Glacken (1)(2)               $18,035                  None                  None                $88,000
Susan B. Kerley (2)                   $20,544                  None                  None               $108,000
Alan R. Latshaw (3)                    None                    None                  None                $86,500
Peter Meenan (2)                      $19,917                  None                  None               $103,000
Robert P. Mulhearn (1)(2)             $18,035                  None                  None                $88,000
Richard H. Nolan, Jr. (3)              None                    None                  None                $75,500
Richard S. Trutanic (3)                None                    None                  None                $84,500
Roman L. Weil (3)                      None                    None                  None                $93,000
John A. Weisser (3)                    None                    None                  None                $93,000

         1 Messrs. Glacken and Mulhearn resigned from the Board effective June 7, 2007.

         2 Ms. Kerley and Messrs. Glacken, Meenan, and Mulhearn were elected to the Board of Directors of the Company on August 28, 2006. The compensation reflected above for the Company is for the period from August 28, 2006 until the end of the Company's fiscal year, December 31, 2006. In addition, the amounts shown reflect a transition fee of $8,000 paid by the Company to these Directors in connection with special meetings of the Board held through December 31, 2006.

         3 Messrs. Latshaw and Trutanic were appointed as Directors effective June 7, 2007 and were not compensated by the Company during the fiscal year ended December 31, 2006. Prior to June 7, 2007, they served as Trustees to The MainStay Funds, which is part of the Fund Complex. Messrs. Nolan, Weil and Weisser were appointed as Directors effective June 7, 2007 and were not compensated by the Company during the calendar year ended December 31, 2006. Prior to June 7, 2007, they served as Directors to MainStay VP Series Fund, Inc., which is part of the Fund Complex.


2. Mr. Robert H. Lyon, Chief Executive Officer and Chief Investment Officer of Institutional Capital LLC died on July 3, 2007. Please remove all references to Mr. Lyon in the SAI.





            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.


                                                                   MSIC15A-07/07

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